Warrant Liabilities - Schedule of Derivative Financial Liabilities Changes in Fair Value (Details) - shares	Jun. 30, 2026	Dec. 31, 2025
Series A [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued		2,200,000
Total Exercise		1,246,992
Total Written off		(953,008)
Total Remaining
Series B [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued		2,200,000
Total Exercise		1,271,992
Total Written off		(928,008)
Total Remaining
Exchange Listing [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued		250,000
Total Exercise		229,453
Total Written off		(20,547)
Total Remaining
Esousa Group Holdings, LLC – Pre-funded warrant [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued	401,025
Total Exercise
Total Written off
Total Remaining	401,025
Esousa Group Holdings, LLC – Common A warrant [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued	3,667,482
Total Exercise
Total Written off
Total Remaining	3,667,482
Alumni Capital – Convertible notes detachable warrant [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued	2,100,000	2,100,000
Total Exercise	57,000
Total Written off
Total Remaining	2,043,000	2,100,000
Alumni Capital – ELOC detachable warrant [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued	20,250,000	20,250,000
Total Exercise	18,569,495	18,569,495
Total Written off
Total Remaining	1,680,505	1,680,505
Esousa Group Holding, LLC – Pre-funded warrant [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued	1,924,816
Total Exercise
Total Written off
Total Remaining	1,924,816
Esousa Group Holdings, LLC – Common A warrant [Member]
Schedule of Derivative Financial Liabilities Changes in Fair Value [Line Items]
Total Issued	9,674,817
Total Exercise
Total Written off
Total Remaining	9,674,817